UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended          December 31, 2003

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Maureen A. Jones
 Title:       Vice President and CFO
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Maureen A. Jones              Baltimore, MD           January 15, 2004

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      83

 Form 13F Information Table Value Total:      $    1,170,381
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 3M COMPANY                 COM      88579Y101  15,731    185,000  SH       SOLE           185,000
 ABBOTT LABS                COM      002824100  16,310    350,000  SH       SOLE           350,000
 AFFYMETRIX INC.            COM      00826T108  5,168     210,000  SH       SOLE           210,000
 AIR PRODUCTS & CHEMICA     COM      009158106  7,925     150,000  SH       SOLE           150,000
 ALBEMARLE CORP.            COM      012653101  6,755     225,400  SH       SOLE           225,400
 ALLTEL CORP.               COM      020039103  16,303    350,000  SH       SOLE           350,000
 AMBAC FINANCIAL GROUP      COM      023139108  27,756    400,000  SH       SOLE           400,000
 AMERICAN INT'L GROUP I     COM      026874107  48,959    738,675  SH       SOLE           738,675
 BANK OF AMERICA            COM      060505104  16,086    200,000  SH       SOLE           200,000
 BANKNORTH GROUP, INC.      COM      06646R107  15,419    474,000  SH       SOLE           474,000
 BEA SYSTEMS INC.           COM      073325102  9,840     800,000  SH       SOLE           800,000
 BELLSOUTH CORP             COM      079860102  11,745    415,000  SH       SOLE           415,000
 BJ WHOLESALE CLUB          COM      05548J106  11,480    500,000  SH       SOLE           500,000
 BLACK AND DECKER CORP      COM      091797100  14,796    300,000  SH       SOLE           300,000
 BLACK HILLS CORP           COM      092113109  11,171    374,500  SH       SOLE           374,500
 BMC SOFTWARE               COM      055921100  5,782     310,000  SH       SOLE           310,000
 BP P.L.C.              SPONSORED ADR055622104  13,324    270,000  SH       SOLE           270,000
 BRINKER INTL INC           COM      109641100  17,077    515,000  SH       SOLE           515,000
 BRISTOL MYERS SQUIBB       COM      110122108  9,867     345,000  SH       SOLE           345,000
 CANADIAN NATIONAL RAIL     COM      136375102  10,758    170,000  SH       SOLE           170,000
 CINERGY CORP               COM      172474108  17,076    440,000  SH       SOLE           440,000
 CISCO SYSTEMS              COM      17275R102  29,148   1,200,000 SH       SOLE          1,200,000
 COMPASS BANKSHARES INC     COM      20449H109  11,793    300,000  SH       SOLE           300,000
 CONOCOPHILLIPS             COM      20825C104  13,114    200,000  SH       SOLE           200,000
 CORNING INC                COM      219350105  12,203   1,170,000 SH       SOLE          1,170,000
 DEAN FOODS                 COM      242370104  18,489    562,500  SH       SOLE           562,500
 DELL INC.                  COM      24702R101  7,301     215,000  SH       SOLE           215,000
 DIAMONDCLUSTER INTERNA     COM      25278P106  5,075     497,500  SH       SOLE           497,500
 DONNELLEY R R & SONS C     COM      257867101  12,060    400,000  SH       SOLE           400,000
 DUKE ENERGY 8.25% DUE     PFD CV    264399585  5,536     400,000  SH       SOLE           400,000
 DUKE ENERGY CORP.          COM      264399106  7,260     355,000  SH       SOLE           355,000
 ENZON PHARMACEUTICALS      COM      293904108  1,200     100,000  SH       SOLE           100,000
 EXXON MOBIL CORP.          COM      30231G102  5,330     130,000  SH       SOLE           130,000
 FIFTH THIRD BANC           COM      316773100  9,160     155,000  SH       SOLE           155,000
 GANNETT INC.               COM      364730101  7,801      87,500  SH       SOLE           87,500
 GENENTECH, INC             COM      368710406  13,568    145,000  SH       SOLE           145,000
 GENERAL ELECTRIC CO.       COM      369604103  34,471   1,112,700 SH       SOLE          1,112,700
 HCA INC.                   COM      404119109  19,332    450,000  SH       SOLE           450,000
 HERSHEY FOODS CORP.        COM      427866108  5,389      70,000  SH       SOLE           70,000
 ILLINOIS TOOL WORKS        COM      452308109  7,745      92,300  SH       SOLE           92,300
 INGERSOLL-RAND CO. LTD     CL A     G4776G101  16,970    250,000  SH       SOLE           250,000
 INTEL CORP                 COM      458140100  10,465    325,000  SH       SOLE           325,000
 INVESTORS FINANCIAL SE     COM      461915100  19,973    520,000  SH       SOLE           520,000
 JOHNSON & JOHNSON          COM      478160104  18,598    360,000  SH       SOLE           360,000
 KEYSPAN CORP.              COM      49337W100  14,720    400,000  SH       SOLE           400,000
 LAB CORP. OF AMERICA       COM      50540R409  15,519    420,000  SH       SOLE           420,000
 LUCENT TECHNOLOGIES        COM      549463107  5,964    2,100,000 SH       SOLE          2,100,000
 MATTEL INC                 COM      577081102  11,080    575,000  SH       SOLE           575,000
 MDU RESOURCES GROUP, I     COM      552690109  16,072    675,000  SH       SOLE           675,000
 MEDIMMUNE INC.             COM      584699102  5,715     225,000  SH       SOLE           225,000
 MEDTRONIC INC.             COM      585055106  15,069    310,000  SH       SOLE           310,000
 MICROSOFT CORP             COM      594918104  22,032    800,000  SH       SOLE           800,000
 NEWELL RUBBERMAID INC.     COM      651229106  11,727    515,000  SH       SOLE           515,000
 NOKIA CORP             SPONSORED ADR654902204  6,800     400,000  SH       SOLE           400,000
 ORACLE CORP                COM      68389X105  11,616    880,000  SH       SOLE           880,000
 PARKER-HANNIFIN            COM      701094104  16,362    275,000  SH       SOLE           275,000
 PEPSI CO. INC.             COM      713448108  20,513    440,000  SH       SOLE           440,000
 PETROLEUM & RESOURCES      COM      716549100  47,148   1,985,997 SH       SOLE          1,985,997
 PFIZER INC                 COM      717081103  38,863   1,100,000 SH       SOLE          1,100,000
 PHILADELPHIA SUBURBAN  COM PAR $0.50718009608  24,172   1,093,750 SH       SOLE          1,093,750
 PROCTER & GAMBLE COMPA     COM      742718109  16,980    170,000  SH       SOLE           170,000
 PROVIDENT BANKSHARES C     COM      743859100  9,863     335,021  SH       SOLE           335,021
 ROHM & HAAS CO.            COM      775371107  17,084    400,000  SH       SOLE           400,000
 SAFEWAY, INC               COM      786514208  9,268     423,000  SH       SOLE           423,000
 SAPIENT CORP               COM      803062108  6,440    1,150,000 SH       SOLE          1,150,000
 SBC COMMUNICATIONS         COM      78387G103  15,512    595,000  SH       SOLE           595,000
 SCHLUMBERGER LTD           COM      806857108  10,397    190,000  SH       SOLE           190,000
 SIEBEL SYSTEMS INC.        COM      826170102  11,096    800,000  SH       SOLE           800,000
 SOLECTRON CORP             COM      834182107  11,820   2,000,000 SH       SOLE          2,000,000
 SUN MICROSYSTEMS INC.      COM      866810104  2,312     515,000  SH       SOLE           515,000
 SYMANTEC 3%CONV.DEB.11 NOTE 3% 11/06871503AA6  1,026     500,000  PRN      SOLE           500,000
 SYMANTEC CORP.             COM      871503108  10,741    310,000  SH       SOLE           310,000
 TARGET CORP.               COM      87612E106  17,664    460,000  SH       SOLE           460,000
 TECO ENERGY, INC           COM      872375100  9,367     650,000  SH       SOLE           650,000
 THE COCA-COLA CO.          COM      191216100  10,150    200,000  SH       SOLE           200,000
 UNITED PARCEL SERVICES   COM CL B   911312106  5,964      80,000  SH       SOLE           80,000
 UNITED TECHNOLOGIES        COM      913017109  32,696    345,000  SH       SOLE           345,000
 VODAFONE GROUP PLC     SPONSORED ADR92857W100  12,335    492,613  SH       SOLE           492,613
 WACHOVIA CORP. NEW         COM      929903102  17,238    370,000  SH       SOLE           370,000
 WELLS FARGO COMPANY        COM      949746101  23,556    400,000  SH       SOLE           400,000
 WILMINGTON TRUST CORP.     COM      971807102  15,120    420,000  SH       SOLE           420,000
 WYETH COMPANY              COM      983024100  12,735    300,000  SH       SOLE           300,000
 ZIMMER HLDGS INC.          COM      98956P102  6,336      90,000  SH       SOLE           90,000
                                               1,170,381
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